QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 97.8%
iShares Core S&P 500 ETF(a)	6,979	$3,211,596
FIXED INCOME – 2.0%
iShares Short Treasury Bond ETF	592	65,380
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,051,504)		3,276,976

SHORT-TERM INVESTMENTS – 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(b)	7,444	7,444
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,444)		7,444
TOTAL INVESTMENTS – 100.0%
(Cost $3,058,948)		3,284,420
Liabilities in Excess of Other Assets – (0.0)%		(2,040)
TOTAL NET ASSETS – 100.0%		$3,282,380

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	The rate is the annualized seven-day yield at period end.